Principal Accountants' Fees and Services - Disclosure of Accountants' Fees and Services (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ernst and Young [member]
Disclosure of audit fees and other services [line items]
Audit of the financial statements of the parent company and its French subsidiaries	€ 8.1	€ 7.6
Audit-related services charged to the parent company and its French subsidiaries	3.9	4.8
Price Water House Coopers [member]
Disclosure of audit fees and other services [line items]
Audit of the financial statements of the parent company and its French subsidiaries	7.7	7.8
Audit-related services charged to the parent company and its French subsidiaries	€ 0.7	€ 0.3